Inventories	3 Months Ended
Jul. 25, 2014
Inventory Disclosure [Abstract]
Inventories

Note 10 – Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

(in millions)	July 25, 2014	April 25, 2014
Finished goods	$1,235	$1,196
Work in process	283	247
Raw materials	318	282

Total	$1,836	$1,725